Trade and Other Payables - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade And Other Payables [Abstract]
Trade payables	$ 277,827	$ 180,270
Social security and other taxes	76,820	12,741
Accruals	263,898	$ 179,657
Additional compensation related accruals	23,100
Additional shipping accrual	13,100
Additional digital transactions related tax accrual	$ 7,000